Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			$ 100,496
Financial assets held for trading			5,122,571
Financial assets mandatorily classified as at FVTPL	$ 258,035	$ 7,898,458
Financial assets at fair value through profit or loss	258,035	7,898,458	5,223,067
Current	237,250	7,262,227	5,223,067
Non-current	20,785	636,231
Financial liabilities held for trading	1,197	36,655	677,430
Private-placement convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			100,496
Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,283	100,496
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			4,410,732
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	168,287	5,151,255
Open-end mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			589,976
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	19,007	581,800
Forward Exchange Contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			61,325
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,048	32,070
Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			60,538
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	50,889	1,557,714
Financial liabilities held for trading	949	29,058	652,107
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	8,984	275,000
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	6,537	200,123
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	$ 248	$ 7,597	$ 25,323